Property and Equipment (Details) - Property and equipment (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment [Abstract]
Equipment		$ 2,883,447	$ 2,876,490
Tools and molds		24,620	97,687
Leasehold improvements		111,356	105,327
Furniture and fixtures		148,261	154,930
Total property and equipment		3,167,684	3,234,434
Less accumulated depreciation and amortization		(2,293,622)	(1,520,344)
Property and equipment, net	$ 351,342	$ 874,062	$ 1,714,090